Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 16, 2023, Notable Labs, Ltd., formerly known as “Vascular Biogenics Ltd.” (the “Company”), filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original Form 8-K”) reporting, among other items, that on October 16, 2023 the Company completed its business combination with Notable Labs, Inc. (“Notable”) and Vibrant Merger Sub, Inc., a wholly-owned subsidiary of the Company (“Merger Sub”) in accordance with the terms of the Agreement and Plan of Merger, dated as of February 22, 2023 (the “Merger Agreement”), by and among the Company, Notable and Merger Sub. Pursuant to the Merger Agreement, Merger Sub merged with and into Notable, with Notable surviving as a wholly owned subsidiary of the Company (the “Merger”). This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Original Form 8-K to provide (i) the audited financial statements of Notable as of and for the years ended December 31, 2022 and 2021, (ii) the unaudited financial statements of Notable as of September 30, 2023 and for the three and nine months ended September 30, 2023 and 2022, and (iii) the unaudited pro forma condensed combined balance sheet as of September 30, 2023 and the unaudited pro forma condensed combined statements of operations for the nine months ended September 30, 2023 and the year ended December 31, 2022. Such financial information was excluded from the Original Form 8-K in reliance on the instructions thereto.
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity File Number	001-36581
Entity Registrant Name	NOTABLE LABS, LTD.
Entity Central Index Key	0001603207
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	320 Hatch Drive
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(415)
Local Phone Number	851-2410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value NIS 0.35 each
Trading Symbol	NTBL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false